UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Callisto Capital Management Inc.
Address: 420 Madison Avenue, Suite 400
         New York, NY  10017

13F File Number:  28-05579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Danielle Danese
Title:     President
Phone:     212-688-4300

Signature, Place, and Date of Signing:

     /s/ Danielle Danese     New York, NY     April 16, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $14,157 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM              000886101      474   230000 SH       SOLE                   230000        0        0
ADVANCED DIGITAL INFORMATION   COM              007525108      493    71500 SH       SOLE                    71500        0        0
AGERE SYS INC                  CL A             00845V100      160   100000 SH       SOLE                   100000        0        0
ASK JEEVES INC                 COM              045174109       71    10000 SH       SOLE                    10000        0        0
AVID TECHNOLOGY INC            COM              05367P100     1571    70166 SH       SOLE                    70166        0        0
CADENCE DESIGN SYSTEM INC      COM              127387108     1246   122304 SH       SOLE                   122304        0        0
CHINA UNICOM LTD               SPONSORED ADR    16945R104       83    15000 SH       SOLE                    15000        0        0
COMCAST CORP NEW               CL A             20030N101      647    22645 SH       SOLE                    22645        0        0
COMPUTER TASK GROUP INC        COM              205477102      238   123284 SH       SOLE                   123284        0        0
CONCORD COMMUNICATIONS INC     COM              206186108       42     4900 SH       SOLE                     4900        0        0
CRAY INC                       COM              225223106      670   101200 SH       SOLE                   101200        0        0
DOUBLECLICK INC                COM              258609304      736    94660 SH       SOLE                    94660        0        0
GLOBESPANVIRATA INC            COM              37957V106      482   107218 SH       SOLE                   107218        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      258    50000 SH       SOLE                    50000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105      810    83201 SH       SOLE                    83201        0        0
LUCENT TECHNOLOGIES INC        COM              549463107      357   242900 SH       SOLE                   242900        0        0
NORTEL NETWORKS CORP NEW       COM              656568102     1169   556700 SH       SOLE                   556700        0        0
QHGYD5                         CALL             008C84842       14    56000 SH  CALL SOLE                    56000        0        0
QPUCDV                         CALL             008C94784        1     4500 SH  CALL SOLE                     4500        0        0
QQAVP25                        PUT              6K799W9P1       63    90000 SH  PUT  SOLE                    90000        0        0
QQAVP26                        PUT              6K799W9P1       75    60000 SH  PUT  SOLE                    60000        0        0
QTYCD15                        CALL             008F57936        3    30000 SH  CALL SOLE                    30000        0        0
RMH TELESERVICES INC           COM              749938106      473    72800 SH       SOLE                    72800        0        0
SOHU COM INC                   COM              83408W103      273    25000 SH       SOLE                    25000        0        0
STAMPS COM INC                 COM              852857101      251    60000 SH       SOLE                    60000        0        0
TIME WARNER TELECOM INC        CL A             887319101      616   190000 SH       SOLE                   190000        0        0
TRANSWITCH CORP                COM              894065101      528  1100674 SH       SOLE                  1100674        0        0
TYCO INTL LTD NEW              COM              902124106     1299   101000 SH       SOLE                   101000        0        0
US LEC CORP                    CL A             90331S109      498   133800 SH       SOLE                   133800        0        0
VITESSE SEMICONDUCTOR CORP     COM              928497106      556   259704 SH       SOLE                   259704        0        0